SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—94.2%			Oil, Gas & Consumable Fuels (Continued)
Consumer Discretionary—6.6%			Marathon
Automobiles—2.4%			Petroleum Corp.	29,586	$ 1,612,437
General Motors Co.	69,403	$ 2,317,366	Royal Dutch
Harley-Davidson,			Shell plc, Cl. A,
Inc.	70,477	2,353,932	Sponsored ADR	21,754	1,134,471
Subaru Corp.	44,900	1,119,686	SFL Corp. Ltd.	75,218	995,886
		5,790,984	Suncor Energy, Inc.	149,837	4,583,514
Entertainment—0.6%			TOTAL SA	66,125	3,222,319
Nintendo Co. Ltd.	4,200	1,555,620			22,302,165
Hotels, Restaurants & Leisure—1.0%			Financials—12.7%
McDonald's Corp.	11,924	2,551,378	Commercial Banks—5.3%
			Cullen/Frost
Multiline Retail—1.6%			Bankers, Inc.	17,304	1,542,824
Target Corp.	35,362	3,915,988	M&T Bank Corp.	27,048	4,558,129
Specialty Retail—1.0%			Regions Financial
Lowe's Cos. , Inc.	20,210	2,349,210	Corp.	242,803	3,780,443
			Zions Bancorp NA	68,400	3,111,516
Consumer Staples—15.8%					12,992,912
Beverages—6.0%
Coca-Cola Co. (The)	111,320	6,501,088	Insurance—3.4%
Coca-Cola			Chubb Ltd.	17,706	2,691,135
European Partners			Hartford Financial
plc	67,190	3,534,866	Services Group, Inc.
Molson Coors			(The)	34,097	2,021,270
Beverage Co. , Cl. B	84,857	4,716,352	Prudential Financial,
		14,752,306	Inc.	29,495	2,685,815
			Travelers Cos. , Inc.
Food & Staples Retailing—1.0%			(The)	7,343	966,486
Walmart, Inc.	21,260	2,434,057			8,364,706
Food Products—5.5%			Real Estate Investment Trusts (REITs)—4.0%
Campbell Soup Co.	109,277	5,287,914	Crown Castle
General Mills, Inc.	83,920	4,382,303	International Corp.	20,130	3,016,279
Kraft Heinz Co.			Equity Residential	31,973	2,656,317
(The)	69,390	2,026,188	Park Hotels &
Nestle SA	17,592	1,942,051	Resorts, Inc.	77,590	1,702,325
		13,638,456	Weyerhaeuser Co.	82,869	2,399,057
Household Products—3.3%					9,773,978
Kimberly-Clark			Health Care—13.6%
Corp.	10,952	1,568,765	Health Care Equipment & Supplies—1.1%
Procter & Gamble			Medtronic plc	24,241	2,798,381
Co. (The)	52,070	6,488,963
		8,057,728	Health Care Providers & Services—0.6%
			UnitedHealth
Energy—9.1%			Group, Inc.	5,376	1,464,691
Oil, Gas & Consumable Fuels—9.1%
BP plc, Sponsored			Pharmaceuticals—11.9%
ADR	176,190	6,365,745	AstraZeneca plc,
Chevron Corp.	29,252	3,134,059	Sponsored ADR	83,567	4,069,713
Enbridge, Inc.	30,827	1,253,734	Bayer AG	50,637	4,088,870
			Eli Lilly & Co.	22,376	3,124,585

1 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Pharmaceuticals (Continued)			Containers & Packaging (Continued)
GlaxoSmithKline			Sonoco Products
plc, Sponsored ADR	47,465	$ 2,221,362	Co.	21,563	$1,232,110
Johnson & Johnson	23,269	3,464,056			2,443,937
Merck & Co. , Inc.	55,486	4,740,724	Metals & Mining—0.3%
Novartis AG,			BHP Group Ltd. ,
Sponsored ADR	32,770	3,097,093	Sponsored ADR	14,450	738,539
Pfizer, Inc.	115,390	4,297,123
		29,103,526	Telecommunication Services—5.8%
			Diversified Telecommunication Services—5.8%
Industrials—9.5%			AT&T, Inc.	170,440	6,411,953
Aerospace & Defense—3.3%			BT Group plc	572,050	1,219,080
General Dynamics			Nippon Telegraph &
Corp.	8,550	1,500,012	Telephone Corp.	63,200	1,609,110
Lockheed Martin			Verizon
Corp.	15,223	6,517,271	Communications,
		8,017,283	Inc.	86,533	5,143,521
Electrical Equipment—1.9%					14,383,664
ABB Ltd.	145,075	3,376,040	Utilities—13.8%
Eaton Corp. plc	13,237	1,250,499	Electric Utilities—8.1%
		4,626,539	Duke Energy Corp.	28,110	2,744,379
Industrial Conglomerates—0.8%			Edison International	30,787	2,356,745
Siemens AG	16,662	2,063,434	Entergy Corp.	28,670	3,770,679
Machinery—1.7%			Exelon Corp.	93,384	4,444,145
Caterpillar, Inc.	19,342	2,540,572	Iberdrola SA	214,783	2,348,996
Kennametal, Inc.	51,511	1,611,779	NextEra Energy, Inc.	8,287	2,222,573
		4,152,351	PPL Corp.	56,321	2,038,257
					19,925,774
Trading Companies & Distributors—1.8%
ITOCHU Corp.	187,400	4,372,480	Gas Utilities—1.4%
			National Fuel Gas
Information Technology—4.5%			Co.	68,710	2,967,585
Communications Equipment—2.2%			Southwest Gas
Cisco Systems, Inc.	118,729	5,457,972	Holdings, Inc.	5,497	415,079
IT Services—0.9%					3,382,664
International			Multi-Utilities—4.3%
Business Machines			Dominion Energy,
Corp.	14,904	2,142,152	Inc.	53,410	4,579,907
Software—1.4%			National Grid plc	348,023	4,634,099
Microsoft Corp.	20,441	3,479,671	Public Service
			Enterprise Group,
Materials—2.8%			Inc.	21,534	1,274,813
Chemicals—1.5%					10,488,819
Dow, Inc.	41,051	1,891,220	Total Common Stocks
DuPont de			(Cost $197,845,847)		231,294,883
Nemours, Inc.	36,778	1,882,298
		3,773,518
Containers & Packaging—1.0%
International Paper
Co.	29,760	1,211,827

2 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND

	Shares	Value
Investment Company—5.4%
Invesco Government
& Agency Portfolio,
Institutional Class,
1.48%[1] (Cost
$13,345,583)	13,345,583	$13,345,583

Total
Investments,
at Value (Cost
$211,191,430)	99.6%	244,640,466
Net Other Assets
(Liabilities)	0.4	1,046,977
Net Assets	100.0%	$245,687,443

Footnotes to Schedule of Investments
-

1. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

Forward Currency Exchange Contracts as of January 31, 2020
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)	Appreciation	Depreciation
CITNA-B	02/2020	USD	2,370	EUR	2,119	$19,382	$—
GSCO-OT	02/2020	JPY	37,663	USD	345	2,537	—
RBC	02/2020	USD	2,316	EUR	2,074	14,854	—
RBS	02/2020	USD	3,931	JPY	425,276	4,516	—
Total Unrealized Appreciation and Depreciation						$41,289	$—

Glossary:
Counterparty Abbreviations
CITNA-B	Citibank NA
GSCO-OT	Goldman Sachs Bank USA
RBC	RBC Dominion Securities
RBS	Royal Bank of Scotland plc (The)
Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
JPY	Japanese Yen
Definitions
ADR	American Depositary Receipt

3 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$13,487,874	$ 2,675,306	$ —	$ 16,163,180
Consumer Staples	36,940,496	1,942,051	—	38,882,547
Energy	19,079,846	3,222,319	—	22,302,165
Financials	31,131,596	—	—	31,131,596
Health Care	29,277,728	4,088,870	—	33,366,598
Industrials	13,420,133	9,811,954	—	23,232,087
Information Technology	11,079,795	—	—	11,079,795
Materials	6,955,994	—	—	6,955,994
Telecommunication Services	11,555,474	2,828,190	—	14,383,664
Utilities	26,814,162	6,983,095	—	33,797,257
Investment Company	13,345,583	—	—	13,345,583
Total Investments, at Value	213,088,681	31,551,785	—	244,640,466
Other Financial Instruments:
Forward currency exchange contracts	—	41,289	—	41,289
Total Assets	$213,088,681	$ 31,593,074	$ —	$ 244,681,755

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

4 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND